Investments (Tables)	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Schedule of Maturities of Fixed Maturity Securities Available-for-Sale
The amortized cost and fair value of fixed maturity securities available-for-sale as of December 31, 2019 are shown by contractual maturity in the table below (in millions). Actual maturities can differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Asset and mortgage-backed securities are shown separately in the table below, as they are not due at a single maturity date:

	Amortized Cost	Fair Value
Corporate, Municipal, U.S. Government and Other securities
Due in one year or less	$32.3	$33.2
Due after one year through five years	243.2	250.8
Due after five years through ten years	416.9	440.3
Due after ten years	2,289.1	2,550.5
Subtotal	2,981.5	3,274.8
Mortgage-backed securities	171.2	176.3
Asset-backed securities	592.6	577.8
Total	$3,745.3	$4,028.9

Schedule of Major Industry Types of Fixed Maturity Holdings
The tables below show the major industry types of the Company’s corporate and other fixed maturity securities (in millions):

	December 31, 2019			December 31, 2018
	Amortized Cost	Fair Value	% of Total	Amortized Cost	Fair Value	% of Total
Finance, insurance, and real estate	$632.2	$674.9	23.8%	$469.0	$452.9	20.2%
Transportation, communication and other services	785.7	855.2	30.3%	758.6	734.0	32.7%
Manufacturing	728.7	825.9	29.2%	712.7	693.5	30.9%
Other	422.5	471.0	16.7%	370.7	364.1	16.2%
Total	$2,569.1	$2,827.0	100.0%	$2,311.0	$2,244.5	100.0%

Other than Temporary Impairment, Credit Losses Recognized in Earnings	Any remaining difference between the fair value and amortized cost is recognized in AOCI. The Company recognized the following (in millions):

	Years Ended December 31,
	2019	2018
Net realized and unrealized gains on investments	$2.1	$1.5
Other income (expenses), net	0.3	0.2
Total other-than-temporary impairments	$2.4	$1.7

Schedule of Debt Securities, Available-for-sale
The following tables provide information relating to investments in fixed maturity securities (in millions):

December 31, 2019	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. Government and government agencies	$7.0	$0.7	$—	$7.7
States, municipalities and political subdivisions	405.4	34.7	—	440.1
Residential mortgage-backed securities	63.0	4.5	(0.6)	66.9
Commercial mortgage-backed securities	108.2	1.8	(0.6)	109.4
Asset-backed securities	592.6	2.2	(17.0)	577.8
Corporate and other	2,569.1	273.1	(15.2)	2,827.0
Total fixed maturity securities	$3,745.3	$317.0	$(33.4)	$4,028.9

December 31, 2018	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. Government and government agencies	$24.7	$0.7	$—	$25.4
States, municipalities and political subdivisions	413.7	9.6	(1.4)	421.9
Residential mortgage-backed securities	92.6	3.1	(1.3)	94.4
Commercial mortgage-backed securities	94.7	0.3	(1.1)	93.9
Asset-backed securities	540.8	0.8	(30.1)	511.5
Corporate and other	2,311.0	17.0	(83.5)	2,244.5
Total fixed maturity securities	$3,477.5	$31.5	$(117.4)	$3,391.6
The following table presents the total unrealized losses for the 139 and 749 fixed maturity securities held by the Company as of December 31, 2019 and December 31, 2018, respectively, where the estimated fair value had declined and remained below amortized cost by the indicated amount (in millions):

	December 31, 2019		December 31, 2018
Fixed maturity securities	Unrealized Losses	% of Total	Unrealized Losses	% of Total
Less than 20%	$(32.6)	97.6%	$(116.0)	98.8%
20% or more for less than six months	—	—%	(0.8)	0.7%
20% or more for six months or greater	(0.8)	2.4%	(0.6)	0.5%
Total	$(33.4)	100.0%	$(117.4)	100.0%

Schedule of Estimated Fair Value and Gross Unrealized Loss
The following tables present the estimated fair values and gross unrealized losses for the 139 and 749 fixed maturity securities held by the Company that have estimated fair values below amortized cost as of each of December 31, 2019 and December 31, 2018, respectively. The Company does not have any OTTI losses reported in AOCI. These investments are presented by investment category and the length of time the related fair value has remained below amortized cost (in millions):

December 31, 2019	Less than 12 months		12 months or greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government and government agencies	$0.3	$—	$—	$—	$0.3	$—
States, municipalities and political subdivisions	2.0	—	—	—	2.0	—
Residential mortgage-backed securities	2.3	—	8.2	(0.6)	10.5	(0.6)
Commercial mortgage-backed securities	58.1	(0.6)	0.2	—	58.3	(0.6)
Asset-backed securities	126.5	(1.5)	255.8	(15.5)	382.3	(17.0)
Corporate and other	169.6	(3.7)	177.4	(11.5)	347.0	(15.2)
Total fixed maturity securities	$358.8	$(5.8)	$441.6	$(27.6)	$800.4	$(33.4)

December 31, 2018	Less than 12 months		12 months of greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government and government agencies	$5.0	$—	$3.3	$—	$8.3	$—
States, municipalities and political subdivisions	117.2	(1.3)	1.9	(0.1)	119.1	(1.4)
Residential mortgage-backed securities	22.4	(1.2)	5.7	(0.1)	28.1	(1.3)
Commercial mortgage-backed securities	57.8	(1.1)	—	—	57.8	(1.1)
Asset-backed securities	466.0	(29.6)	5.9	(0.5)	471.9	(30.1)
Corporate and other	1,418.2	(71.9)	254.6	(11.6)	1,672.8	(83.5)
Total fixed maturity securities	$2,086.6	$(105.1)	$271.4	$(12.3)	$2,358.0	$(117.4)

Debt Securities, Trading, and Equity Securities, FV-NI
The following tables provide information relating to investments in equity securities measured at fair value (in millions):

	December 31,
Equity securities	2019	2018
Common stock	$10.5	$15.0
Perpetual preferred stock	82.0	185.5
Total equity securities	$92.5	$200.5

Schedule of Other Invested Assets
Carrying values of other invested assets were as follows (in millions):

	December 31, 2019		December 31, 2018
	Measurement Alternative	Equity Method	Measurement Alternative	Equity Method
Common stock	$—	$2.4	$—	$2.1
Preferred stock	—	16.1	1.6	9.6
Other	—	49.6	—	38.1
Total	$—	$68.1	$1.6	$49.8

Summarized Information for Equity Method Investments	Summarized financial information for equity method investees not consolidated as of and for the year ended December 31, 2018 were as follows (information for one of the investees is reported on a one month lag, in millions):

	Years Ended December 31,
	2019	2018
Net revenue	$307.9	$323.9
Gross profit	$69.4	$85.6
Income from continuing operations	$11.3	$25.8
Net income	$7.8	$18.6

Current assets	$319.9	$243.5
Noncurrent assets	$16.2	$13.0
Current liabilities	$219.3	$165.7
Noncurrent liabilities	$16.8	$13.9

Net Investment Income
The major sources of net investment income were as follows (in millions):

	Years Ended December 31,
	2019	2018
Fixed maturity securities, available-for-sale at fair value	$177.3	$98.3
Equity securities	7.6	5.4
Mortgage loans	15.0	7.3
Policy loans	1.1	1.2
Other invested assets	4.0	4.8
Gross investment income	205.0	117.0
External investment expense	(1.2)	(0.4)
Net investment income	$203.8	$116.6

Net Realized Gain (Loss) on Investments
The major sources of net realized and unrealized gains and losses on investments were as follows (in millions):

	Years Ended December 31,
	2019	2018
Realized gains on fixed maturity securities	$10.6	$5.6
Realized losses on fixed maturity securities	(10.2)	(1.5)
Realized gains on equity securities	3.4	0.3
Realized losses on equity securities	(3.3)	—
Realized gains on mortgage loans	1.0	—
Realized losses on mortgage loans	(0.3)	—
Net unrealized gains (losses) on equity securities	3.4	(11.6)
Net unrealized gains (losses) on derivative instruments	(1.7)	0.3
Impairment loss	(2.2)	(1.5)
Net realized and unrealized gains (losses)	$0.7	$(8.4)